UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21435

GENERAL ELECTRIC RSP INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

SSGA FUNDS MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1.	Schedule of Investments.

GE RSP Income Fund

Schedule of Investments—March 31, 2017 (Unaudited)

Bonds and Notes – 98.7% †		Principal Amount	Fair Value
U.S. Treasuries – 22.6%
U.S. Treasury Bond
3.00%	02/15/47	$39,477,400	$39,315,464	(a)
U.S. Treasury Notes
0.75%	09/30/18	53,334,500	52,988,679	(a)
0.88%	10/15/18 - 06/15/19	169,270,900	167,879,465	(a)
1.25%	12/31/18	27,330,000	27,340,686	(a)
1.75%	02/28/22	103,688,200	102,760,709
2.13%	02/29/24	132,414,000	131,669,171
2.25%	02/15/27	21,776,900	21,496,174
			543,450,348
Agency Mortgage Backed – 27.5%
Federal Home Loan Mortgage Corp.
3.50%	12/01/46	94,639,903	96,867,086
4.50%	06/01/33 - 02/01/35	90,687	97,548
5.00%	07/01/35 - 06/01/41	7,305,597	8,102,238
5.50%	05/01/20 - 04/01/39	2,152,218	2,449,263
6.00%	04/01/17 - 11/01/37	3,856,710	4,435,411
6.50%	07/01/29	20,786	23,204
7.00%	01/01/27 - 08/01/36	775,901	858,881
7.50%	01/01/28 - 09/01/33	46,226	49,642
8.00%	11/01/30	3,754	4,217
8.50%	04/01/30	10,249	12,239
Federal National Mortgage Assoc.
3.00%	02/01/43 - 10/01/46	103,790,783	103,493,667	(a)
3.50%	11/01/42 - 08/01/45	17,197,848	17,672,245	(a)
4.00%	05/01/19 - 06/01/19	168,756	174,415
4.00%	01/01/41 - 03/01/44	46,010,666	48,521,048	(a)
4.50%	05/01/18 - 08/01/20	427,145	438,434
4.50%	07/01/33 - 01/01/41	35,922,771	38,633,245	(a)
5.00%	07/01/20	127,521	132,755
5.00%	03/01/34 - 06/01/41	12,275,251	13,635,907	(a)
5.50%	06/01/20 - 11/01/35	1,776,391	1,911,813
5.50%	12/01/32 - 01/01/39	9,943,847	11,121,492	(a)
6.00%	05/01/19 - 09/01/21	161,735	167,725
6.00%	02/01/33 - 05/01/41	17,977,578	20,484,838	(a)
6.50%	07/01/17 - 05/01/21	68,050	70,316
6.50%	10/01/28 - 08/01/36	784,885	877,385	(a)
7.00%	08/01/17	2,729	2,733
7.00%	10/01/32 - 02/01/34	59,461	62,544	(a)
7.50%	11/01/22 - 12/01/33	412,029	451,146	(a)
8.00%	06/01/24 - 01/01/33	152,473	166,190	(a)
8.50%	04/01/30	27,335	33,680	(a)
9.00%	12/01/17 - 12/01/22	62,241	66,234	(a)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
2.72%	04/01/37	18,192	18,621	(b)
Federal National Mortgage Assoc. TBA
2.50%	04/01/32	42,816,173	42,829,553	(c)
3.00%	TBA	23,761,291	24,251,534	(c)
3.50%	04/01/47	10,544,565	10,786,761	(c)
4.00%	04/01/47	30,492,975	31,984,271	(c)
Government National Mortgage Assoc.
3.50%	05/20/43	16,397,914	17,073,767	(a)
4.00%	01/20/41 - 04/20/43	19,191,419	20,412,717	(a)
4.50%	08/15/33 - 09/15/34	905,656	974,434
4.50%	05/20/40 - 03/20/41	7,210,499	7,783,137	(a)
5.00%	08/15/33	399,009	440,436
6.00%	04/15/27 - 09/15/36	1,107,817	1,282,935
6.50%	04/15/19 - 09/15/36	907,826	1,027,227
7.00%	03/15/26 - 10/15/36	547,685	596,538
7.50%	11/15/22 - 11/15/31	195,137	205,856
8.00%	12/15/29 - 05/15/30	1,471	1,566
8.50%	10/15/17	637	638
9.00%	11/15/17 - 12/15/21	50,429	52,352
Government National Mortgage Assoc. 1.50% + 1 year CMT
2.00%	01/20/24 - 03/20/24	3,071	3,149	(b)
2.13%	05/20/21 - 09/20/24	6,806	6,941	(b)
2.25%	11/20/21 - 10/20/25	8,075	8,157	(b)
Government National Mortgage Assoc. TBA
3.00%	04/01/47	58,604,936	59,117,729	(c)
3.50%	04/01/47	51,213,665	53,096,167	(c)
4.00%	04/01/47	3,200,000	3,380,000	(c)
5.00%	04/01/47	12,587,000	13,752,536	(c)
5.50%	04/01/47	1,900,000	2,114,910	(c)
			662,219,473
Agency Collateralized Mortgage Obligations – 1.2%
Collateralized Mortgage Obligation Trust
0.01%	11/01/18	895	893	(d,e)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	7,484,736	15,838	(b,f)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	4,919,372	397,290	(f)
5.50%	06/15/33	346,307	69,316	(f)
7.50%	07/15/27	14,516	2,345	(f)
8.00%	04/15/20	789	794
Federal Home Loan Mortgage Corp. REMIC 6.00% - 1 month USD LIBOR
5.09%	08/15/43	15,349,387	3,122,434	(b,f)
Federal Home Loan Mortgage Corp. REMIC 6.10% - 1 month USD LIBOR
5.19%	06/15/41 - 08/15/46	36,476,784	5,466,189	(b,f)
Federal Home Loan Mortgage Corp. REMIC 6.20% - 1 month USD LIBOR
5.29%	10/15/42	11,482,951	2,174,983	(b,f)
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
5.69%	08/15/25	1,940,527	177,437	(b,f)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	9,959	9,240	(d,e)
8.00%	02/01/23 - 07/01/24	34,745	6,023	(f)
Federal Home Loan Mortgage Corp. STRIPS 5.95% - 1 month USD LIBOR
5.04%	08/15/43 - 03/15/44	26,138,979	5,200,439	(b,f)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	24,766	18,707	(d,e)
1.22%	12/25/42	1,130,266	53,592	(b,f)
5.00%	02/25/40 - 09/25/40	2,135,733	250,080	(f)
8.00%	05/25/22	44	716	(f)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.02%	07/25/38 - 08/25/42	44,956,881	8,570,643	(b,f)
Federal National Mortgage Assoc. REMIC 6.60% - 1 month USD LIBOR
5.62%	10/25/43	10,724,247	2,461,013	(b,f)
Federal National Mortgage Assoc. REMIC 7.50% - 1 month USD LIBOR
6.52%	05/25/18	22,937	556	(b,f)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	341,703	303,726	(d,e)
4.50%	08/25/35 - 01/25/36	875,019	162,173	(f)
5.00%	03/25/38 - 05/25/38	477,060	93,732	(f)
5.50%	12/25/33	127,471	25,558	(f)
6.00%	01/25/35	486,357	97,881	(f)
7.50%	11/25/23	132,113	21,755	(f)
8.00%	08/25/23 - 07/25/24	69,710	13,812	(f)
8.50%	04/25/17	92	—	(f,**)
8.50%	01/25/18 - 07/25/22	23,469	2,853	(f)
9.00%	05/25/22	19,870	2,358	(f)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	2,211,181	149,525	(f)
5.00%	10/20/37 - 09/20/38	1,043,045	36,757	(f)
Government National Mortgage Assoc. 6.80% - 1 month USD LIBOR
5.87%	01/16/40	2,890,108	541,970	(b,f)
			29,450,628
Asset Backed – 0.0% *
Chase Funding Trust 2004-1
3.99%	11/25/33	946,620	973,984	(g)
Irwin Home Equity Loan Trust 2006-2 0.15% + 1 month USD LIBOR
1.13%	02/25/36	107,151	95,933	(b,h)
			1,069,917
Corporate Notes – 40.2%
21st Century Fox America Inc.
3.38%	11/15/26	1,004,000	983,237	(h)
4.75%	11/15/46	436,000	436,892	(h)
4.95%	10/15/45	328,000	339,386
6.65%	11/15/37	1,806,000	2,259,013
ABB Finance USA Inc.
1.63%	05/08/17	3,143,000	3,144,169
Abbott Laboratories
2.90%	11/30/21	3,560,000	3,575,194
3.75%	11/30/26	2,490,000	2,486,596
4.90%	11/30/46	1,070,000	1,109,401
AbbVie Inc.
2.00%	11/06/18	2,263,000	2,269,574
3.20%	05/14/26	2,492,000	2,395,251
4.45%	05/14/46	829,000	792,959

		Principal Amount	Fair Value
4.70%	05/14/45	$655,000	$653,078
ACCO Brands Corp.
5.25%	12/15/24	1,302,000	1,308,510	(h)
Actavis Funding SCS
1.30%	06/15/17	3,902,000	3,901,614
3.00%	03/12/20	1,649,000	1,676,080
3.45%	03/15/22	1,809,000	1,843,333
3.80%	03/15/25	1,257,000	1,265,985
4.75%	03/15/45	354,000	356,353
Aetna Inc.
3.50%	11/15/24	1,996,000	2,038,108
Aflac Inc.
4.00%	10/15/46	809,000	764,321
Agrium Inc.
4.90%	06/01/43	842,000	874,592
Alexandria Real Estate Equities Inc.
3.95%	01/15/28	1,376,000	1,372,023
Alibaba Group Holding Ltd.
4.50%	11/28/34	1,350,000	1,398,389
Altria Group Inc.
2.63%	09/16/26	1,078,000	1,019,191	(a)
2.95%	05/02/23	1,641,000	1,631,874	(a)
3.88%	09/16/46	580,000	536,557	(a)
4.50%	05/02/43	885,000	897,332	(a)
America Movil SAB de C.V.
3.13%	07/16/22	1,670,000	1,682,399	(a)
5.00%	03/30/20	2,650,000	2,840,144	(a)
American Axle & Manufacturing Inc.
6.25%	04/01/25	1,389,000	1,390,736	(h)
6.50%	04/01/27	694,000	691,828	(h)
6.63%	10/15/22	717,000	738,510	(a)
American Campus Communities Operating Partnership LP
3.35%	10/01/20	1,288,000	1,308,613	(a)
4.13%	07/01/24	980,000	1,008,642	(a)
American Electric Power Company Inc.
2.95%	12/15/22	2,694,000	2,707,354	(a)
American Express Co.
3.63%	12/05/24	1,597,000	1,605,838	(a)
American International Group Inc.
3.75%	07/10/25	891,000	885,947	(a)
4.50%	07/16/44	337,000	321,225	(a)
4.80%	07/10/45	1,007,000	999,952	(a)
American Tower Corp. (REIT)
3.38%	10/15/26	1,780,000	1,696,938	(a)
3.40%	02/15/19	3,987,000	4,075,818	(a)
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%	05/20/24	649,000	652,245	(a)
5.88%	08/20/26	973,000	968,135	(a)
Amgen Inc.
2.20%	05/22/19	3,467,000	3,489,619	(a)
2.60%	08/19/26	707,000	655,289	(a)
4.40%	05/01/45	354,000	343,507	(a)
4.56%	06/15/48	1,243,000	1,234,108	(a)
Amkor Technology Inc.
6.63%	06/01/21	3,389,000	3,456,780	(a)
Anadarko Petroleum Corp.
4.85%	03/15/21	187,000	200,026
6.20%	03/15/40	1,072,000	1,210,247
6.60%	03/15/46	207,000	249,796
Anheuser-Busch InBev Finance Inc.
2.65%	02/01/21	1,216,000	1,225,035	(a)
3.65%	02/01/26	4,353,000	4,401,318	(a)
4.70%	02/01/36	1,017,000	1,076,654
4.90%	02/01/46	1,684,000	1,818,280	(a)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	3,056,000	3,019,964
Anthem Inc.
3.30%	01/15/23	1,642,000	1,655,888
Apache Corp.
5.10%	09/01/40	1,052,000	1,082,172
Apple Inc.
2.50%	02/09/22	3,562,000	3,577,391	(a)
3.25%	02/23/26	812,000	820,193	(a)
3.35%	02/09/27	1,500,000	1,514,004	(a)
3.45%	02/09/45	926,000	829,513	(a)
3.85%	08/04/46	1,425,000	1,356,497	(a)
4.25%	02/09/47	708,000	716,315	(a)
4.65%	02/23/46	402,000	431,063	(a)
Applied Materials Inc.
3.30%	04/01/27	1,778,000	1,780,110
4.35%	04/01/47	710,000	718,145
Aramark Services Inc.
5.13%	01/15/24	1,619,000	1,697,926
Archer-Daniels-Midland Co.
2.50%	08/11/26	2,842,000	2,699,033
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%	09/15/22	1,350,000	1,363,095	(h)
Ascension Health
4.85%	11/15/53	789,000	869,180
AstraZeneca PLC
2.38%	11/16/20	687,000	688,014
3.38%	11/16/25	1,148,000	1,155,743
4.38%	11/16/45	344,000	350,388
AT&T Inc.
2.45%	06/30/20	3,309,000	3,308,345	(a)
3.00%	06/30/22	1,782,000	1,771,586	(a)
3.40%	05/15/25	1,668,000	1,613,990	(a)
4.25%	03/01/27	1,509,000	1,530,956	(a)
4.45%	04/01/24	2,535,000	2,649,965	(a)
4.50%	05/15/35	1,649,000	1,551,933	(a)
4.75%	05/15/46	355,000	332,295	(a)
4.80%	06/15/44	1,309,000	1,226,259	(a)
5.25%	03/01/37	1,427,000	1,453,367	(a)
5.45%	03/01/47	1,781,000	1,813,359	(a)
Bank of America Corp.
1.70%	08/25/17	8,082,000	8,096,531	(a)
3.25%	10/21/27	2,454,000	2,335,729	(a)
3.95%	04/21/25	1,916,000	1,907,522	(a)
4.10%	07/24/23	1,881,000	1,970,016	(a)
4.25%	10/22/26	1,695,000	1,720,957	(a)
Bank of America Corp. 1.16% + 3 month USD LIBOR
3.12%	01/20/23	2,419,000	2,428,303	(a,b)
Bank of America Corp. 1.58% + 3 month USD LIBOR
3.82%	01/20/28	3,650,000	3,657,420	(a,b)
Bank of America Corp. 1.99% + 3 month USD LIBOR
4.44%	01/20/48	1,250,000	1,251,423	(a,b)
Barclays Bank PLC
2.25%	05/10/17	8,801,000	8,808,569	(a,h)
Barclays PLC
4.34%	01/10/28	1,219,000	1,216,455	(a)
4.38%	01/12/26	1,714,000	1,736,885	(a)
5.25%	08/17/45	676,000	707,758	(a)
Barrick Gold Corp.
4.10%	05/01/23	530,000	568,203
Barrick North America Finance LLC
5.70%	05/30/41	355,000	401,542
Baxalta Inc.
2.88%	06/23/20	1,746,000	1,770,317
Berkshire Hathaway Energy Co.
6.13%	04/01/36	877,000	1,094,628
Berkshire Hathaway Inc.
4.50%	02/11/43	501,000	536,561
Berry Plastics Corp.
5.13%	07/15/23	2,045,000	2,096,125
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	562,000	630,793
Biogen Inc.
2.90%	09/15/20	664,000	675,771	(a)
BMW US Capital LLC
2.00%	04/11/21	943,000	924,255	(h)
2.80%	04/11/26	1,294,000	1,242,187	(h)
BNP Paribas S.A.
3.80%	01/10/24	1,397,000	1,389,888	(h)
Boardwalk Pipelines LP
4.45%	07/15/27	1,363,000	1,376,915
BP Capital Markets PLC
1.38%	05/10/18	1,648,000	1,643,501
3.22%	11/28/23	1,781,000	1,789,866
Brixmor Operating Partnership LP
3.90%	03/15/27	3,655,000	3,585,643
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%	01/15/22	2,483,000	2,475,526	(a,h)

		Principal Amount	Fair Value
3.63%	01/15/24	$1,808,000	$1,820,933	(a,h)
3.88%	01/15/27	2,575,000	2,591,233	(a,h)
Buckeye Partners LP
3.95%	12/01/26	1,071,000	1,048,816	(a)
5.60%	10/15/44	504,000	516,688	(a)
Burlington Northern Santa Fe LLC
3.65%	09/01/25	1,135,000	1,182,174
CalAtlantic Group Inc.
5.25%	06/01/26	1,944,000	1,936,710
Calpine Corp.
5.75%	01/15/25	2,054,000	2,038,349	(a)
5.88%	01/15/24	4,556,000	4,800,885	(a,h)
Capital One Financial Corp.
4.20%	10/29/25	3,206,000	3,218,478
Capital One NA
2.35%	08/17/18	1,340,000	1,348,370
Carlson Travel Inc.
6.75%	12/15/23	2,075,000	2,158,000	(h)
Caterpillar Inc.
4.30%	05/15/44	1,069,000	1,088,465
Catholic Health Initiatives
2.60%	08/01/18	1,030,000	1,036,159
4.35%	11/01/42	1,029,000	877,068
CBL & Associates LP
5.95%	12/15/26	345,000	332,837
CBS Corp.
2.90%	01/15/27	1,780,000	1,657,669
CCO Holdings LLC/CCO Holdings Capital Corp.
5.88%	04/01/24	1,932,000	2,038,260	(h)
Celgene Corp.
3.88%	08/15/25	863,000	881,993
5.00%	08/15/45	1,650,000	1,726,595
CenturyLink Inc.
5.80%	03/15/22	2,712,000	2,794,906
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	3,893,000	3,951,395	(a,h)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	2,474,000	2,546,050	(a)
4.91%	07/23/25	2,474,000	2,612,366	(a)
6.38%	10/23/35	328,000	372,947	(a)
6.48%	10/23/45	656,000	756,848	(a)
Chevron Corp.
3.19%	06/24/23	1,640,000	1,679,063	(a)
Chubb INA Holdings Inc.
4.35%	11/03/45	679,000	714,823
Cigna Corp.
3.25%	04/15/25	3,209,000	3,171,676	(a)
Cinemark USA Inc.
4.88%	06/01/23	1,452,000	1,467,246	(a)
Cisco Systems Inc.
2.50%	09/20/26	1,780,000	1,689,859	(a)
Citigroup Inc.
1.75%	05/01/18	1,547,000	1,546,493
2.05%	12/07/18	2,909,000	2,914,111
4.45%	09/29/27	950,000	963,990
4.65%	07/30/45	499,000	520,551
4.75%	05/18/46	1,720,000	1,696,835
Citigroup Inc. 1.56% + 3 month USD LIBOR
3.89%	01/10/28	1,721,000	1,728,483	(b)
CMS Energy Corp.
4.88%	03/01/44	1,699,000	1,808,523
CNA Financial Corp.
5.88%	08/15/20	2,748,000	3,047,950
CNH Industrial N.V.
4.50%	08/15/23	1,950,000	1,976,812
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	3,448,000	3,592,675
Columbia Pipeline Group Inc.
3.30%	06/01/20	1,057,000	1,077,011
Comcast Corp.
2.35%	01/15/27	1,780,000	1,630,220
3.38%	08/15/25	2,718,000	2,742,155
4.20%	08/15/34	1,653,000	1,679,822
4.60%	08/15/45	1,650,000	1,700,685
ConocoPhillips Co.
3.35%	11/15/24	980,000	987,826
5.95%	03/15/46	356,000	441,621
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	1,570,000	1,527,139
Corporation Andina de Fomento
4.38%	06/15/22	4,826,000	5,142,634
Credit Suisse AG
1.70%	04/27/18	3,267,000	3,262,541
Credit Suisse Group AG
4.28%	01/09/28	1,096,000	1,090,622	(h)
Credit Suisse Group Funding Guernsey Ltd.
3.80%	06/09/23	3,405,000	3,417,602
CSX Corp.
4.50%	08/01/54	1,018,000	989,723
CVS Health Corp.
3.88%	07/20/25	1,134,000	1,168,305
5.13%	07/20/45	2,476,000	2,727,257
Daimler Finance North America LLC
2.38%	08/01/18	7,840,000	7,896,025	(h)
Dana Financing Luxembourg Sarl
6.50%	06/01/26	1,945,000	2,027,662	(h)
Danaher Corp.
4.38%	09/15/45	882,000	928,555
Danone S.A.
2.08%	11/02/21	1,739,000	1,692,150	(h)
2.59%	11/02/23	1,738,000	1,681,567	(h)
Delphi Automotive PLC
4.40%	10/01/46	890,000	847,737
Deutsche Bank AG
4.25%	10/14/21	1,674,000	1,715,462	(h)
Deutsche Telekom International Finance BV
1.95%	09/19/21	3,481,000	3,362,277	(h)
2.49%	09/19/23	3,481,000	3,327,133	(h)
Devon Energy Corp.
5.00%	06/15/45	1,100,000	1,103,364
5.85%	12/15/25	1,358,000	1,557,498
Dexia Credit Local S.A.
2.25%	01/30/19	6,894,000	6,920,135	(h)
Diageo Investment Corp.
2.88%	05/11/22	1,815,000	1,847,632
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%	06/01/19	3,565,000	3,654,703	(h)
4.42%	06/15/21	1,783,000	1,864,387	(h)
6.02%	06/15/26	889,000	970,987	(h)
8.35%	07/15/46	730,000	947,150	(h)
Discover Bank
3.10%	06/04/20	2,360,000	2,407,186
Dollar General Corp.
1.88%	04/15/18	3,370,000	3,373,009
Dominion Resources Inc.
3.63%	12/01/24	1,360,000	1,366,596
DTE Energy Co.
2.85%	10/01/26	1,093,000	1,022,579
Duke Energy Corp.
3.75%	09/01/46	1,090,000	982,268
Duke Energy Progress LLC
4.15%	12/01/44	1,010,000	1,025,321
Eastman Chemical Co.
3.60%	08/15/22	734,000	756,703
Ecopetrol S.A.
5.88%	05/28/45	1,801,000	1,645,123
Electricite de France S.A.
2.15%	01/22/19	3,444,000	3,447,709	(h)
Eli Lilly & Co.
3.70%	03/01/45	328,000	313,995
Embraer Netherlands Finance BV
5.40%	02/01/27	1,821,000	1,878,325
Emera US Finance LP
3.55%	06/15/26	1,300,000	1,277,801
4.75%	06/15/46	366,000	369,209
Enable Midstream Partners LP
4.40%	03/15/27	3,350,000	3,324,634
Enbridge Energy Partners LP
5.50%	09/15/40	304,000	302,820
Encana Corp.
3.90%	11/15/21	1,778,000	1,816,271

		Principal Amount	Fair Value
Energy Transfer Equity LP
5.88%	01/15/24	$5,497,000	$5,840,562
Energy Transfer Partners LP
4.20%	04/15/27	1,656,000	1,635,926
5.30%	04/15/47	829,000	795,760
6.50%	02/01/42	1,749,000	1,887,685
Entergy Louisiana LLC
3.05%	06/01/31	1,093,000	1,035,490
Enterprise Products Operating LLC
3.95%	02/15/27	3,385,000	3,451,180
EOG Resources Inc.
4.15%	01/15/26	3,000,000	3,133,764
ERP Operating LP
4.50%	07/01/44	658,000	670,936
Exelon Corp.
3.50%	06/01/22	2,369,000	2,390,591	(c)
4.45%	04/15/46	1,599,000	1,583,762
Express Scripts Holding Co.
3.40%	03/01/27	1,783,000	1,679,122
4.80%	07/15/46	534,000	511,379
Exxon Mobil Corp.
2.22%	03/01/21	1,129,000	1,131,080
3.04%	03/01/26	904,000	903,803
Fibria Overseas Finance Ltd.
5.50%	01/17/27	728,000	729,565
Five Corners Funding Trust
4.42%	11/15/23	3,513,000	3,734,178	(h)
Florida Power & Light Co.
4.13%	02/01/42	947,000	978,740
Ford Motor Co.
4.35%	12/08/26	3,563,000	3,627,654
Ford Motor Credit Company LLC
3.22%	01/09/22	2,400,000	2,414,417
Frontier Communications Corp.
7.13%	03/15/19	3,333,000	3,516,315
11.00%	09/15/25	2,423,000	2,348,796
General Dynamics Corp.
2.13%	08/15/26	824,000	762,170
General Motors Co.
5.20%	04/01/45	328,000	322,387
General Motors Financial Company Inc.
3.15%	01/15/20	2,316,000	2,355,416
3.20%	07/13/20	2,450,000	2,491,883
5.25%	03/01/26	1,793,000	1,926,238
Georgia-Pacific LLC
3.60%	03/01/25	598,000	610,710	(h)
Gilead Sciences Inc.
1.95%	03/01/22	1,072,000	1,037,700
3.65%	03/01/26	1,855,000	1,869,384
4.15%	03/01/47	675,000	627,218
4.80%	04/01/44	747,000	768,325
Glencore Finance Canada Ltd.
5.55%	10/25/42	455,000	474,069	(h)
Glencore Funding LLC
4.00%	03/27/27	3,385,000	3,339,174	(h)
Great Plains Energy Inc.
3.15%	04/01/22	3,431,000	3,465,077
3.90%	04/01/27	2,396,000	2,415,695
4.85%	04/01/47	1,716,000	1,758,679
Grupo Televisa SAB
5.00%	05/13/45	967,000	881,532
Halliburton Co.
3.80%	11/15/25	1,656,000	1,682,364
5.00%	11/15/45	993,000	1,042,952
HCA Inc.
4.75%	05/01/23	4,352,000	4,536,960
6.50%	02/15/20	1,433,000	1,568,247
Hess Corp.
4.30%	04/01/27	888,000	874,325
5.60%	02/15/41	713,000	713,928
5.80%	04/01/47	534,000	555,028
Hewlett Packard Enterprise Co.
6.35%	10/15/45	536,000	553,093
Honeywell International Inc.
1.40%	10/30/19	1,778,000	1,764,325
2.50%	11/01/26	1,905,000	1,802,265
HSBC Holdings PLC
2.65%	01/05/22	1,549,000	1,527,827
2.95%	05/25/21	1,950,000	1,959,387
4.25%	03/14/24	1,807,000	1,829,266
4.38%	11/23/26	813,000	819,225
HSBC Holdings PLC 1.06% + 3 month USD LIBOR
3.26%	03/13/23	3,235,000	3,250,651	(b)
HSBC Holdings PLC 1.55% + 3 month USD LIBOR
4.04%	03/13/28	1,735,000	1,753,584	(b)
HSBC USA Inc.
2.35%	03/05/20	3,473,000	3,485,051
Hyundai Capital America
2.13%	10/02/17	1,488,000	1,490,312	(h)
Illinois Tool Works Inc.
3.50%	03/01/24	1,721,000	1,786,386
ING Bank N.V.
2.70%	08/17/20	1,400,000	1,409,643	(h)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	2,308,000	2,342,112
Ingles Markets Inc.
5.75%	06/15/23	5,729,000	5,771,967
Intel Corp.
2.45%	07/29/20	1,650,000	1,676,316
2.60%	05/19/26	2,998,000	2,875,604
International Business Machines Corp.
3.30%	01/27/27	742,000	746,700
3.63%	02/12/24	1,632,000	1,710,189
International Paper Co.
4.40%	08/15/47	1,652,000	1,559,020
Interstate Power & Light Co.
3.40%	08/15/25	3,380,000	3,385,347
JB Poindexter & Company Inc.
9.00%	04/01/22	962,000	1,007,695	(h)
JBS USA LUX S.A./JBS USA Finance Inc.
5.75%	06/15/25	2,072,000	2,092,720	(h)
Jefferies Group LLC
5.13%	01/20/23	1,298,000	1,394,653
6.50%	01/20/43	1,073,000	1,163,647
Johnson & Johnson
3.63%	03/03/37	1,243,000	1,234,739
JPMorgan Chase & Co.
2.30%	08/15/21	1,407,000	1,392,246
2.55%	10/29/20	1,589,000	1,595,864
3.30%	04/01/26	1,724,000	1,690,041
3.63%	12/01/27	1,040,000	1,011,749
JPMorgan Chase & Co. 1.34% + 3 month USD LIBOR
3.78%	02/01/28	1,214,000	1,225,237	(b)
JPMorgan Chase & Co. 3.32% + 3 month USD LIBOR
5.00%	12/29/49	1,294,000	1,308,558	(b)
JPMorgan Chase & Co. 3.33% + 3 month USD LIBOR
6.10%	10/29/49	3,830,000	4,047,352	(b)
KB Home
7.00%	12/15/21	3,469,000	3,832,170
Kinder Morgan Energy Partners LP
3.50%	09/01/23	1,076,000	1,058,864
6.38%	03/01/41	707,000	767,998
Kinder Morgan Inc.
3.05%	12/01/19	653,000	663,927
5.05%	02/15/46	707,000	686,111
5.55%	06/01/45	994,000	1,019,080
Kraft Heinz Foods Co.
3.00%	06/01/26	1,339,000	1,258,182
4.38%	06/01/46	1,375,000	1,284,899
Kreditanstalt fuer Wiederaufbau
2.00%	10/04/22	3,611,000	3,558,893
4.50%	07/16/18	2,938,000	3,055,264
L Brands Inc.
5.63%	02/15/22	3,628,000	3,804,865
Lee Enterprises Inc.
9.50%	03/15/22	2,712,000	2,846,380	(h)
Lennar Corp.
4.50%	11/15/19	2,770,000	2,849,637
4.75%	05/30/25	1,355,000	1,358,388
Levi Strauss & Co.
5.00%	05/01/25	2,041,000	2,092,433

		Principal Amount	Fair Value
Lincoln National Corp.
3.63%	12/12/26	$1,568,000	$1,561,377
Lloyds Banking Group PLC
3.75%	01/11/27	2,650,000	2,604,855
Lockheed Martin Corp.
3.55%	01/15/26	1,747,000	1,773,352
3.80%	03/01/45	685,000	641,028
4.70%	05/15/46	741,000	802,378
Lowe’s Companies Inc.
3.70%	04/15/46	846,000	785,180
LYB International Finance BV
4.88%	03/15/44	536,000	556,715
LYB International Finance II BV
3.50%	03/02/27	1,656,000	1,624,955
Macquarie Bank Ltd.
4.88%	06/10/25	250,000	261,007	(h)
Macy’s Retail Holdings Inc.
4.30%	02/15/43	727,000	575,984
Marathon Oil Corp.
3.85%	06/01/25	891,000	875,898
5.90%	03/15/18	890,000	921,328
6.00%	10/01/17	3,622,000	3,701,137
Marathon Petroleum Corp.
3.63%	09/15/24	1,511,000	1,487,487
Marsh & McLennan Companies Inc.
3.50%	03/10/25	1,621,000	1,643,153
Masco Corp.
4.38%	04/01/26	353,000	366,841
McDonald’s Corp.
3.70%	01/30/26	2,098,000	2,145,618
4.88%	12/09/45	686,000	729,421
Medtronic Inc.
3.50%	03/15/25	1,619,000	1,655,615
4.63%	03/15/45	1,058,000	1,136,394
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	1,325,000	1,305,549
Merck & Company Inc.
2.75%	02/10/25	3,300,000	3,257,410
MetLife Inc.
4.72%	12/15/44	986,000	1,044,803
MGM Resorts International
4.63%	09/01/26	1,303,000	1,263,910
5.25%	03/31/20	2,037,000	2,143,942
6.63%	12/15/21	3,402,000	3,767,715
Microsoft Corp.
1.55%	08/08/21	1,775,000	1,730,515
2.40%	08/08/26	3,266,000	3,088,039
3.45%	08/08/36	1,070,000	1,014,051
3.70%	08/08/46	1,070,000	1,002,294
4.00%	02/12/55	1,592,000	1,502,802
4.10%	02/06/37	890,000	915,131
4.25%	02/06/47	1,780,000	1,824,023
Mizuho Bank Ltd.
2.45%	04/16/19	3,931,000	3,950,592	(h)
Mizuho Financial Group Inc.
2.63%	04/12/21	1,664,000	1,651,164	(h)
Molson Coors Brewing Co.
2.10%	07/15/21	1,508,000	1,473,949
3.00%	07/15/26	1,326,000	1,260,803
4.20%	07/15/46	744,000	696,481
Monsanto Co.
4.70%	07/15/64	431,000	403,093
Morgan Stanley
2.45%	02/01/19	1,590,000	1,604,620
2.63%	11/17/21	1,715,000	1,701,417
2.65%	01/27/20	1,600,000	1,615,086
3.63%	01/20/27	1,643,000	1,630,290
3.70%	10/23/24	1,576,000	1,598,650
3.95%	04/23/27	3,208,000	3,176,411
4.10%	05/22/23	3,607,000	3,724,772
4.38%	01/22/47	1,460,000	1,450,532
Morgan Stanley 1.40% + 3 month USD LIBOR
2.44%	10/24/23	3,451,000	3,524,234	(b)
MPLX LP
4.13%	03/01/27	1,778,000	1,767,801
5.20%	03/01/47	535,000	538,204
Mylan N.V.
3.15%	06/15/21	846,000	849,536
3.95%	06/15/26	875,000	856,383
National Retail Properties Inc.
4.00%	11/15/25	1,620,000	1,651,877
NCL Corporation Ltd.
4.63%	11/15/20	1,697,000	1,733,061	(h)
4.75%	12/15/21	865,000	877,975	(h)
Newell Brands Inc.
3.85%	04/01/23	1,795,000	1,857,915
4.20%	04/01/26	1,795,000	1,867,951
5.50%	04/01/46	1,080,000	1,227,138
Newmont Mining Corp.
4.88%	03/15/42	1,263,000	1,269,095
Nexen Energy ULC
6.40%	05/15/37	724,000	897,496
Noble Energy Inc.
3.90%	11/15/24	1,971,000	1,996,718
Northern States Power Co.
2.20%	08/15/20	3,380,000	3,390,221
Northrop Grumman Corp.
3.85%	04/15/45	383,000	360,444
Novartis Capital Corp.
3.00%	11/20/25	254,000	253,768
4.00%	11/20/45	387,000	388,680
NRG Energy Inc.
6.25%	07/15/22	2,099,000	2,146,227
Nucor Corp.
4.13%	09/15/22	727,000	779,734
Occidental Petroleum Corp.
4.10%	02/15/47	889,000	857,696
Omnicom Group Inc.
3.63%	05/01/22	1,291,000	1,335,334
Oracle Corp.
1.90%	09/15/21	1,292,000	1,269,887
2.40%	09/15/23	1,218,000	1,183,568
2.65%	07/15/26	2,000,000	1,904,208
4.00%	07/15/46	1,070,000	1,020,484
4.13%	05/15/45	656,000	638,005
Owens-Brockway Glass Container Inc.
6.38%	08/15/25	1,300,000	1,389,375	(h)
Pacific Gas & Electric Co.
3.40%	08/15/24	5,053,000	5,144,323
PacifiCorp
6.25%	10/15/37	2,644,000	3,422,951
Parker-Hannifin Corp.
3.25%	03/01/27	3,555,000	3,540,567	(h)
PepsiCo Inc.
3.45%	10/06/46	658,000	595,145
4.25%	10/22/44	981,000	1,010,089
Perrigo Company PLC
2.30%	11/08/18	3,616,000	3,633,610
Perrigo Finance Unlimited Co.
3.50%	03/15/21	1,822,000	1,857,389
3.90%	12/15/24	1,810,000	1,803,580
Petroleos Mexicanos
4.50%	01/23/26	3,279,000	3,142,921
5.38%	03/13/22	1,820,000	1,912,729	(h)
5.63%	01/23/46	672,000	598,416
6.38%	02/04/21 - 01/23/45	2,254,000	2,345,328
6.50%	03/13/27	1,820,000	1,957,865	(h)
6.75%	09/21/47	1,456,000	1,478,000
PetSmart Inc.
7.13%	03/15/23	3,234,000	3,072,300	(h)
Pfizer Inc.
3.00%	12/15/26	1,463,000	1,448,417
4.13%	12/15/46	889,000	889,508
4.40%	05/15/44	524,000	546,974
Philip Morris International Inc.
4.13%	03/04/43	1,642,000	1,581,359
Plains All American Pipeline LP/PAA Finance Corp.
4.70%	06/15/44	1,427,000	1,291,091
PNC Bank NA
2.40%	10/18/19	1,179,000	1,188,839	(a)
Potash Corporation of Saskatchewan Inc.
4.00%	12/15/26	1,822,000	1,865,099	(a)

		Principal Amount	Fair Value
PPL Capital Funding Inc.
3.10%	05/15/26	$3,640,000	$3,495,652	(a)
Precision Castparts Corp.
4.38%	06/15/45	994,000	1,042,426	(a)
Prologis LP
3.75%	11/01/25	1,614,000	1,649,200	(a)
Prudential Financial Inc. 3.03% + 3 month USD LIBOR
5.38%	05/15/45	1,600,000	1,674,400	(a,b)
Public Service Electric & Gas Co.
2.38%	05/15/23	3,469,000	3,411,931	(a)
PulteGroup Inc.
4.25%	03/01/21	650,000	667,875	(a)
5.50%	03/01/26	1,700,000	1,759,500	(a)
QUALCOMM Inc.
4.80%	05/20/45	522,000	544,331
Realty Income Corp.
3.00%	01/15/27	2,415,000	2,264,925	(a)
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	1,425,000	1,462,020
Reynolds American Inc.
4.45%	06/12/25	2,779,000	2,924,934	(a)
5.85%	08/15/45	446,000	524,159	(a)
Rio Tinto Finance USA PLC
4.13%	08/21/42	824,000	818,899
Roche Holdings Inc.
2.25%	09/30/19	1,596,000	1,609,852	(h)
Rockwell Collins Inc.
2.80%	03/15/22	3,390,000	3,397,865	(c)
3.20%	03/15/24	3,390,000	3,382,623	(c)
3.50%	03/15/27	2,260,000	2,260,707	(c)
4.35%	04/15/47	847,000	846,683	(c)
Rogers Communications Inc.
5.00%	03/15/44	600,000	644,570
Royal Bank of Canada
1.20%	09/19/17	5,587,000	5,584,877	(a)
Royal Bank of Scotland Group PLC
3.88%	09/12/23	2,679,000	2,639,940
RPM International Inc.
3.75%	03/15/27	2,488,000	2,486,472
Ryder System Inc.
2.45%	09/03/19	4,045,000	4,065,812	(a)
Sabine Pass Liquefaction LLC
4.20%	03/15/28	3,558,000	3,504,032	(h)
Santander Holdings USA Inc.
3.70%	03/28/22	3,097,000	3,101,258	(h)
Santander UK Group Holdings PLC
4.75%	09/15/25	557,000	555,789	(h)
Schlumberger Holdings Corp.
3.00%	12/21/20	1,347,000	1,377,149	(h)
4.00%	12/21/25	731,000	761,758	(h)
Shell International Finance BV
2.88%	05/10/26	1,781,000	1,731,554	(a)
3.40%	08/12/23	2,157,000	2,221,641	(a)
3.75%	09/12/46	665,000	611,344	(a)
4.13%	05/11/35	1,017,000	1,025,842
Shire Acquisitions Investments Ireland DAC
2.40%	09/23/21	3,560,000	3,486,262	(a)
2.88%	09/23/23	2,043,000	1,981,943	(a)
3.20%	09/23/26	1,786,000	1,705,384	(a)
Siemens Financieringsmaatschappij N.V.
3.40%	03/16/27	3,435,000	3,465,080	(h)
Sinclair Television Group Inc.
5.38%	04/01/21	3,562,000	3,642,145	(a)
Smithfield Foods Inc.
2.70%	01/31/20	730,000	729,489	(a,h)
4.25%	02/01/27	1,820,000	1,841,403	(a,h)
Southern California Edison Co.
2.40%	02/01/22	1,345,000	1,339,609
Southern Copper Corp.
5.88%	04/23/45	728,000	758,447
Spectra Energy Partners LP
3.38%	10/15/26	887,000	844,260
4.50%	03/15/45	353,000	329,691
Sprint Corp.
7.63%	02/15/25	3,612,000	3,946,110	(a)
Standard Industries Inc.
5.38%	11/15/24	4,068,000	4,121,372	(a,h)
Statoil ASA
3.95%	05/15/43	845,000	817,012
Sumitomo Mitsui Banking Corp.
1.35%	07/11/17	1,854,000	1,853,638
1.95%	07/23/18	2,635,000	2,639,727
Sunoco LP/Sunoco Finance Corp.
5.50%	08/01/20	1,361,000	1,374,610	(a)
6.25%	04/15/21	651,000	665,648	(a)
SUPERVALU Inc.
6.75%	06/01/21	3,394,000	3,377,030	(a)
T-Mobile USA Inc.
6.63%	04/01/23	2,032,000	2,168,510
Tampa Electric Co.
4.35%	05/15/44	1,666,000	1,651,033
Target Corp.
2.50%	04/15/26	1,785,000	1,668,024
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	1,448,000	1,566,501	(h)
TEGNA Inc.
5.50%	09/15/24	934,000	956,183	(h)
Telecom Italia S.p.A.
5.30%	05/30/24	3,766,000	3,808,367	(h)
Telefonica Emisiones SAU
4.10%	03/08/27	2,544,000	2,560,493
Tenet Healthcare Corp.
4.75%	06/01/20	1,271,000	1,298,581
6.00%	10/01/20	3,421,000	3,617,707	(a)
Tesoro Corp.
4.75%	12/15/23	2,731,000	2,818,638	(a,h)
5.13%	12/15/26	976,000	1,023,824	(a,h)
Teva Pharmaceutical Finance Netherlands III BV
3.15%	10/01/26	1,093,000	1,007,106	(a)
4.10%	10/01/46	454,000	390,958	(a)
The Allstate Corp.
3.28%	12/15/26	1,216,000	1,220,763	(a)
4.20%	12/15/46	699,000	706,496	(a)
The Allstate Corp. 2.94% + 3 month USD LIBOR
5.75%	08/15/53	1,800,000	1,931,580	(a,b)
The Bank of New York Mellon Corp. 1.07% + 3 month USD LIBOR
3.44%	02/07/28	1,694,000	1,706,690	(a,b)
The Bank of New York Mellon Corp. 3.13% + 3 month USD LIBOR
4.63%	12/29/49	3,635,000	3,489,600	(a,b)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	3,980,000	3,991,232	(a,h)
The Dow Chemical Co.
4.25%	10/01/34	1,650,000	1,643,758
The Estee Lauder Companies Inc.
3.15%	03/15/27	2,490,000	2,480,389
The Goldman Sachs Group Inc.
2.35%	11/15/21	1,715,000	1,680,715
2.38%	01/22/18	3,813,000	3,833,933
2.63%	01/31/19 - 04/25/21	3,912,000	3,923,753
2.90%	07/19/18	1,301,000	1,317,145
3.85%	01/26/27	2,419,000	2,430,055
4.25%	10/21/25	532,000	542,220
4.80%	07/08/44	2,348,000	2,482,951
5.15%	05/22/45	1,599,000	1,676,809
The Home Depot Inc.
3.35%	09/15/25	2,315,000	2,380,605
3.50%	09/15/56	1,260,000	1,096,820
The Korea Development Bank
3.38%	09/16/25	1,670,000	1,699,381
The Kroger Co.
2.95%	11/01/21	2,308,000	2,321,767
The Mosaic Co.
5.63%	11/15/43	354,000	364,399
The Nielsen Company Luxembourg Sarl
5.00%	02/01/25	1,302,000	1,297,118	(h)
The ServiceMaster Company LLC
5.13%	11/15/24	326,000	334,150	(h)
The Southern Co.
3.25%	07/01/26	825,000	786,958	(a)
4.40%	07/01/46	581,000	555,151	(a)

		Principal Amount	Fair Value
The Southern Co. 3.63% + 3 month USD LIBOR
5.50%	03/15/57	$1,821,000	$1,878,647	(a,b)
The Toronto-Dominion Bank 2.21% + USD 5 Year Swap Rate
3.63%	09/15/31	1,041,000	1,019,399	(a,b)
The Walt Disney Co.
4.13%	06/01/44	713,000	734,014
Time Inc.
5.75%	04/15/22	3,420,000	3,556,800	(a,h)
Time Warner Cable LLC
4.50%	09/15/42	328,000	297,898	(a)
6.55%	05/01/37	984,000	1,128,103	(a)
Time Warner Inc.
3.80%	02/15/27	1,848,000	1,827,646	(a)
5.35%	12/15/43	2,156,000	2,211,668	(a)
TransCanada PipeLines Ltd.
4.88%	01/15/26	898,000	995,811	(a)
Tyco Electronics Group S.A.
2.35%	08/01/19	3,304,000	3,322,929	(a)
Tyson Foods Inc.
2.65%	08/15/19	678,000	685,399	(a)
U.S. Bancorp 3.49% + 3 month USD LIBOR
5.13%	12/29/49	3,379,000	3,539,502	(a,b)
UBS Group Funding Jersey Ltd.
2.95%	09/24/20	763,000	767,982	(a,h)
United Technologies Corp.
2.65%	11/01/26	1,778,000	1,713,718	(a)
3.75%	11/01/46	626,000	587,544	(a)
UnitedHealth Group Inc.
4.75%	07/15/45	2,072,000	2,270,002	(a)
Universal Health Services Inc.
5.00%	06/01/26	1,296,000	1,331,640	(a,h)
Vale Overseas Ltd.
4.38%	01/11/22	913,000	928,156	(a)
5.88%	06/10/21	1,822,000	1,952,492	(a)
6.25%	08/10/26	2,548,000	2,767,765	(a)
6.88%	11/10/39	545,000	582,823	(a)
Ventas Realty LP
3.25%	10/15/26	1,720,000	1,631,869	(a)
Verizon Communications Inc.
2.63%	08/15/26	1,081,000	986,999	(a)
4.13%	03/16/27	3,425,000	3,483,773
4.40%	11/01/34	1,644,000	1,555,360	(a)
4.67%	03/15/55	1,167,000	1,042,820	(a)
4.86%	08/21/46	1,650,000	1,586,756	(a)
5.05%	03/15/34	2,799,000	2,843,636	(a)
5.15%	09/15/23	1,985,000	2,178,569	(a)
5.25%	03/16/37	2,409,000	2,488,210
Viacom Inc.
2.25%	02/04/22	1,775,000	1,706,480	(a)
3.45%	10/04/26	1,775,000	1,684,535	(a)
Videotron Ltd.
5.13%	04/15/27	138,000	138,000	(h)
Virgin Media Finance PLC
5.75%	01/15/25	3,724,000	3,733,310	(a,h)
Virginia Electric & Power Co.
4.00%	11/15/46	1,820,000	1,789,646	(a)
Visa Inc.
3.15%	12/14/25	1,858,000	1,864,237	(a)
4.30%	12/14/45	989,000	1,038,089	(a)
Volkswagen Group of America Finance LLC 0.44% + 3 month USD LIBOR
1.49%	11/20/17	1,669,000	1,670,060	(a,b,h)
W.R. Grace & Co.
5.13%	10/01/21	1,283,000	1,347,150	(a,h)
5.63%	10/01/24	3,379,000	3,560,621	(a,h)
Wabtec Corp.
3.45%	11/15/26	1,779,000	1,729,786	(h)
Wal-Mart Stores Inc.
4.30%	04/22/44	2,046,000	2,136,474
Walgreens Boots Alliance Inc.
4.65%	06/01/46	536,000	533,103
WEC Energy Group Inc.
3.55%	06/15/25	1,457,000	1,484,045
WellCare Health Plans Inc.
5.25%	04/01/25	1,667,000	1,719,094
Wells Fargo & Co.
3.00%	10/23/26	1,240,000	1,187,110	(a)
3.07%	01/24/23	584,000	586,501	(a)
3.90%	05/01/45	872,000	834,641	(a)
4.75%	12/07/46	1,721,000	1,759,254	(a)
Wells Fargo & Co. 3.11% + 3 month USD LIBOR
5.90%	12/29/49	2,229,000	2,327,299	(b)
Wells Fargo & Co. 3.99% + 3 month USD LIBOR
5.88%	12/29/49	2,359,000	2,542,865	(a,b)
Western Digital Corp.
7.38%	04/01/23	325,000	356,281	(h)
Westlake Chemical Corp.
3.60%	08/15/26	2,131,000	2,086,697	(h)
5.00%	08/15/46	547,000	561,512	(h)
Williams Partners LP
3.90%	01/15/25	2,848,000	2,843,947
4.90%	01/15/45	543,000	522,484
5.40%	03/04/44	328,000	334,524
Williams Partners LP/ACMP Finance Corp.
4.88%	05/15/23	890,000	916,771
Windstream Services LLC
6.38%	08/01/23	3,218,000	2,855,975
WPP Finance 2010
3.75%	09/19/24	3,285,000	3,330,041
XLIT Ltd.
5.25%	12/15/43	1,326,000	1,420,072
XPO Logistics Inc.
6.50%	06/15/22	1,944,000	2,041,200	(h)
Zimmer Biomet Holdings Inc.
3.55%	04/01/25	1,649,000	1,630,398
			967,229,078
Non-Agency Collateralized Mortgage Obligations – 5.5%
American Tower Trust #1 (REIT)
1.55%	03/15/43	5,061,000	5,048,829	(h)
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	1,573,814	1,571,635	(b)
Banc of America Commercial Mortgage Trust 2007-4
5.89%	02/10/51	80,226	80,743	(b)
Banc of America Commercial Mortgage Trust 2008-1
6.23%	02/10/51	1,516,374	1,540,075	(b)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.28%	11/10/42	120,032	119,889	(b)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	3,450,000	3,523,782	(b)
CFCRE Commercial Mortgage Trust 2016-C7
3.84%	12/10/54	3,393,589	3,492,401
Citigroup Commercial Mortgage Trust 2015-GC33
3.17%	09/10/58	1,572,216	1,126,769
Citigroup Commercial Mortgage Trust 2016-P5
2.94%	10/10/49	3,484,742	3,387,086
Citigroup Commercial Mortgage Trust 2016-P6
3.72%	12/10/49	15,188,458	15,709,331	(b)
4.03%	12/10/49	2,942,926	3,046,085	(b)
COMM 2013-CR12 Mortgage Trust
5.08%	10/10/46	701,250	623,083	(b,h)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	1,375,000	1,477,375	(b,h)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	1,940,000	2,085,056	(b)
COMM 2014-CR19 Mortgage Trust
4.72%	08/10/47	3,334,957	2,706,806	(b,h)
COMM 2015-PC1 Mortgage Trust
4.44%	07/10/50	1,643,711	1,632,532	(b)
CSAIL 2015-C2 Commercial Mortgage Trust
4.21%	06/15/57	1,142,000	824,914	(b)
CSAIL 2015-C3 Commercial Mortgage Trust
3.36%	08/15/48	1,886,261	1,376,500	(b)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	25,896	25,880
GS Mortgage Securities Trust 2015-GC28
1.15%	02/10/48	22,678,645	1,336,364	(b,f)
GS Mortgage Securities Trust 2015-GC34
2.98%	10/10/48	3,264,835	2,367,461
GS Mortgage Securities Trust 2016-GS3
3.40%	10/10/49	3,562,000	3,437,480	(b)
GS Mortgage Securities Trust 2017-GS5
3.67%	03/10/50	7,241,532	7,485,236

		Principal Amount	Fair Value
GS Mortgage Securities Trust II 2012-GCJ9
2.28%	11/10/45	$7,318,110	$550,630	(b,f)
Impac CMB Trust 2004-5 0.72% + 1 month USD LIBOR
1.70%	10/25/34	944,716	903,101	(b)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.81%	12/15/47	8,728,282	558,589	(b,f)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	1,010,000	1,055,438	(b)
JPMBB Commercial Mortgage Securities Trust 2013-C17
4.89%	01/15/47	880,141	808,505	(b,h)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.81%	02/15/47	976,394	836,624	(b,h)
JPMBB Commercial Mortgage Securities Trust 2015-C29
3.70%	05/15/48	1,068,635	808,292	(b)
JPMDB Commercial Mortgage Securities Trust 2017-C5
3.69%	03/15/50	6,696,205	6,909,100
LB-UBS Commercial Mortgage Trust 2004-C8
0.42%	12/15/39	1,064,731	2,526	(b,f,h)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	1,893,058	1,917,697	(b)
6.11%	07/15/40	4,180,000	4,180,150	(h)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	59,765	684	(f)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
3.39%	10/15/47	6,936,108	4,722,128	(a,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.40%	02/15/48	25,380,932	1,853,953	(b,f)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.97%	03/15/48	31,064,375	1,738,710	(b,f)
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
3.00%	01/15/49	1,296,549	914,567	(h)
Morgan Stanley Capital I Trust 2006-IQ11
6.30%	10/15/42	2,300,000	2,266,653	(b)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	806,995	806,421	(b)
Morgan Stanley Capital I Trust 2007-IQ16
6.06%	12/12/49	3,450,000	3,525,222	(b)
Morgan Stanley Capital I Trust 2008-T29
6.30%	01/11/43	1,525,000	1,561,360	(b)
Morgan Stanley Capital I Trust 2016-UBS9
1.25%	03/15/49	23,128,426	1,760,416	(b,f)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.30%	02/15/48	25,660,247	1,902,566	(b,f)
Wells Fargo Commercial Mortgage Trust 2015-LC22
4.54%	09/15/58	1,573,321	1,278,920	(b)
Wells Fargo Commercial Mortgage Trust 2016-C33
3.12%	03/15/59	1,378,434	981,536	(h)
Wells Fargo Commercial Mortgage Trust 2017-RB1
3.64%	03/15/50	4,226,569	4,332,234
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	123,440	1
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	1,880,000	1,994,117
WFRBS Commercial Mortgage Trust 2014-C19
4.23%	03/15/47	3,147,086	2,637,189	(h)
WFRBS Commercial Mortgage Trust 2014-C22
3.91%	09/15/57	4,451,839	3,375,424	(b,h)
WFRBS Commercial Mortgage Trust 2014-C24
3.69%	11/15/47	6,130,338	3,863,487	(h)
WFRBS Commercial Mortgage Trust 2014-C25
3.80%	11/15/47	816,000	586,341	(b,h)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	4,333,000	4,591,649	(b)
4.59%	03/15/47	4,843,169	3,934,782	(b,h)
WFRBS Commercial Mortgage Trust 2015-C31
3.85%	11/15/48	785,963	571,866
			131,756,190
Sovereign Bonds – 1.1%
Government of Chile
3.63%	10/30/42	700,000	689,010
Government of Colombia
2.63%	03/15/23	2,597,000	2,496,366
5.00%	06/15/45	1,271,000	1,274,813
Government of Mexico
3.60%	01/30/25	3,314,000	3,305,715
4.00%	10/02/23	1,082,000	1,114,460
4.75%	03/08/44	2,554,000	2,483,765
Government of Oman
3.88%	03/08/22	3,761,000	3,802,747	(h)
5.38%	03/08/27	2,547,000	2,661,615	(h)
6.50%	03/08/47	448,000	472,640	(h)
Government of Panama
4.00%	09/22/24	1,673,000	1,746,194
Government of Peru
5.63%	11/18/50	1,091,000	1,299,654
Government of Philippines
3.95%	01/20/40	835,000	858,462
4.20%	01/21/24	1,514,000	1,638,875
Government of South Africa
4.30%	10/12/28	919,000	862,566
Government of Uruguay
5.10%	06/18/50	1,091,942	1,050,994
			25,757,876
Municipal Bonds and Notes – 0.6%
American Municipal Power Inc.
6.27%	02/15/50	2,105,000	2,522,379
Municipal Electric Authority of Georgia
6.64%	04/01/57	2,369,000	2,659,345
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	880,000	927,362
Port Authority of New York & New Jersey
4.46%	10/01/62	4,095,000	4,315,270
South Carolina State Public Service Authority
6.45%	01/01/50	1,495,000	1,655,503
State of California
5.70%	11/01/21	2,075,000	2,363,031
State of Illinois
5.10%	06/01/33	1,015,000	926,106
			15,368,996
FNMA (TBA) – 0.0% *
Lehman
5.50%	TBA	1,173,495	37,082	(i,j)
Total Bonds and Notes (Cost $2,364,418,412)			2,376,339,588

		Number of Shares	Fair Value
Domestic Equity – 0.1%
Preferred Stock – 0.1%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (Cost $2,594,700)		103,788	2,760,761	(b)
Total Investments in Securities (Cost $2,367,013,112)			2,379,100,349

		Principal Amount	Fair Value
Short-Term Investments – 10.9%
Time Deposit – 2.6%
State Street Corp.
0.09%	04/03/17	$62,744,896	62,744,896	(k)
U.S. Treasuries – 8.3%
U.S. Treasury Bills
0.47%	04/20/17	50,000,000	49,987,729	(a,d)
0.48%	04/20/17	150,000,000	149,962,792	(d)
Total U.S. Treasuries (Cost $199,950,521)			199,950,521
Total Short-Term Investments (Cost $262,695,417)			262,695,417

Total Investments (Cost $2,629,708,529)	2,641,795,766
Liabilities in Excess of Other Assets, net – (9.7)%	(234,276,235)

NET ASSETS – 100.0%	$2,407,519,531

Other Information:

Centrally Cleared Credit Default Swaps—Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
Markit CDX North America High Yield Index	CME Group Inc.	$41,570	5.00%	12/20/21	$(3,357,226)	$(1,674,689)	$(1,682,536)
Markit CDX North America Investment Grade Index	CME Group Inc.	$52,423	1.00%	06/20/22	$(885,353)	$(822,668)	$(62,685)

							$(1,745,221)

The Fund had the following long futures contracts open at March 31, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	June 2017	440	$95,239,375	$(92,390)
5 Yr. U.S. Treasury Notes Futures	June 2017	615	72,401,836	(123,432)
10 Yr. U.S. Treasury Notes Futures	June 2017	1,977	246,260,063	899,133

				$683,311

The Fund had the following short futures contracts open at March 31, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
U.S. Long Bond Futures	June 2017	534	$(80,550,562)	$(34,378)
Ultra Long-Term U.S. Treasury Bond Futures	June 2017	38	(6,103,750)	(67,187)
10 Yr. U.S. Treasury Ultra Futures	June 2017	380	(50,878,438)	(480,931)

				$(582,496)

				$100,815

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At March 31, 2017, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017.
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(d)	Coupon amount represents effective yield.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(f)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(g)	Step coupon bond.

(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to $219,801,435 or 9.13% of the net assets of the GE RSP Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.
(i)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees.
(j)	Security is in default.
(k)	State Street Corp. is the parent company of SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of March 31, 2017.
**	Amount is less than $0.50.
*	Less than 0.05%.

Abbreviations:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To Be Announced

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend/ Interest Income	Realized Gain (Loss)
State Street Corp. (Time Deposit)	77,465,557	$77,465,557	5,013,027,222	5,027,747,883	62,744,896	$62,744,896	$—	$—

Notes to Schedule of Investments March 31, 2017 (Unaudited)

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. The investment adviser performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the period ended March 31, 2017, the Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Credit Default Swaps

During the period ended March 31, 2017, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation

(depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

When-Issued Securities and Forward Commitments

The Fund may purchase or sell securities on a when issued or forward commitment basis. These transactions are arrangements in which the Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, the Fund maintains cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments the Fund maintains equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Fund will not enter into such commitments for the purpose of investment leverage.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of the investment adviser. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2017:

Fund	Investments	Level 1	Level 2	Level 3	Total
GE RSP Income Fund	Investments in Securities†
	U.S. Treasuries	$—	$543,450,348	$—	$543,450,348
	Agency Mortgage Backed	—	662,219,473	—	662,219,473
	Agency Collateralized Mortgage Obligations	—	29,450,628	—	29,450,628
	Asset Backed	—	1,069,917	—	1,069,917
	Corporate Notes	—	967,229,078	—	967,229,078
	Non-Agency Collateralized Mortgage Obligations	—	131,756,190	—	131,756,190
	Sovereign Bonds	—	25,757,876	—	25,757,876
	Municipal Bonds and Notes	—	15,368,996	—	15,368,996
	FNMA (TBA)	—	—	37,082	37,082
	Preferred Stock	2,760,761	—	—	2,760,761
	Short-Term Investments	—	262,695,417	—	262,695,417
	Total Investments in Securities	$2,760,761	$2,638,997,923	$37,082	$2,641,795,766
	Other Financial Instruments*
	Credit Default Swap Contracts—Unrealized Depreciation	$—	$(1,745,221)	$—	$(1,745,221)
	Long Futures Contracts—Unrealized Appreciation	899,133	—	—	899,133
	Long Futures Contracts—Unrealized Depreciation	(215,822)	—	—	(215,822)
	Short Futures Contracts—Unrealized Depreciation	(582,496)	—	—	(582,496)
	Total Other Financial Instruments	$100,815	$(1,745,221)	$—	$(1,644,406)

†	See Schedule of Investments for Industry Classification.
*	Other financial instruments include derivative instruments such as futures contracts and credit default swaps. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and, accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2017 is not presented.

INCOME TAXES

At March 31, 2017, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$2,630,238,816	$33,244,893	$(21,687,943)	$11,556,950

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric RSP U.S. Equity Fund

General Electric RSP Income Fund

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President, GE RSP Funds

Date: May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President, GE RSP Funds

Date: May 24, 2017

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer, GE RSP Funds

Date: May 24, 2017